As filed with the Securities and Exchange Commission on October 6, 2008
                                                    1933 Act File No: 333-109762
                                                     1940 Act File No: 811-10463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                    [  ]

Post-Effective Amendment No. 11                                [X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17                                               [X ]

                        (Check appropriate box or boxes.)

                            JNLNY Separate Account IV
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

                                 (888) 367-5651
              Depositor's Telephone Number, including Area Code:

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                With a Copy to:
                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951


It is proposed that this filing will become effective (check appropriate box):


____  immediately upon filing pursuant to paragraph (b).
__X_  on October 6 31, 2008 pursuant to paragraph (b).
____  60 days after filing pursuant to paragraph (a)(1).
____  on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Portion of Flexible Premium Variable Universal Life Insurance Policies

                        Supplement dated October 6, 2008
                   To The Prospectus Dated March 31, 2008 For

                           PERSPECTIVE INVESTOR VUL(R)

        Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        Through JNLNY SEPARATE ACCOUNT IV

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

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*Under CHARGES ASSESSED AGAINST THE PORTFOLIOS The following fund's name changed

JNL SERIES TRUST
     JNL/AIM Global Real Estate Fund (formerly, JNL/AIM Real Estate Fund)

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*Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, with the fee table entitled "Fund Operating Expenses," please note the revised expenses charged by JNL/AIM Global Real Estate Fund. Also, the below footnotes replace the corresponding footnotes in the prospectus.

----------------------------------------------------------- --------------- ------------ ------------- ------------ ------------
----------------------------------------------------------                                              Acquired
       Individual Portfolio Company Annual Expenses                                                     Fund Fees      Total
         (as a percentage of average net assets)                                                           and        Annual
                                                            Management and    Service       Other      Expenses C    Portfolio
                        Fund Name                            Admin Fee A    (12b-1) Fee   Expenses B                 Expenses
----------------------------------------------------------- --------------- ------------ ------------- ------------ ------------
----------------------------------------------------------- --------------- ------------ ------------- ------------ ------------
JNL/AIM Global Real Estate D                                    0.86%           0.00%        0.01%         0.01%       0.88%
----------------------------------------------------------- --------------- ------------ ------------- ------------ ------------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of 0.15%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired Fund Fees and Expenses. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.

--------------------------------------------------------------------------------
*Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please add the following information about the newly available fund.

--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund (formerly, JNL/AIM Real Estate Fund)
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Limited)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts located in the U.S. and foreign countries. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

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*Under INVESTMENT DIVISIONS, with the JNL Series Trust, please replace the fund objectives for the following corresponding Funds.

--------------------------------------------------------------------------------
JNL/AIM International Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

--------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

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JNL/AIM Small Cap Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.)

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

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JNL/Eagle Core Equity Fund
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

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JNL/Goldman Sachs Core Plus Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/Goldman Sachs Mid Cap Value Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

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JNL/JPMorgan International Value Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

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JNL/Mellon Capital Management S&P 500 Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

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JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 400(R) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/Mellon Capital Management Small Cap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The capitalization range for the Russell 2000 Index is currently approximately $25 million at the bottom of the range and $4.8 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/Mellon Capital Management International Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/Mellon Capital Management Bond Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Fund
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

--------------------------------------------------------------------------------
JNL/Select Balanced Fund
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

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JNL/Select Value Fund
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

(To be used with NV5825 Rev. 03/08)
                                                                 NMU1902NY 10/08

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of Board of Directors of Jackson National Life Insurance Company of New York authorizing the establishment of JNLNY Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(b)  Not applicable.

(c) (1) Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form of Selling  Agreement,  incorporated by reference to Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

(d) (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement on Form N-6
          (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (3) Form of Guaranteed Minimum Death Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (4)  Form of Other Insured Term Insurance Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (5)  Form of Waiver of Monthly Deductions Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (6) Form of Waiver of Specified Premium, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (7) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (8) Form of Loan Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(e) (1) Specimen Application, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2) Specimen Supplemental Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(f) (1) Declaration and Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

     (2) Certificate of Amendment of Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-67902 and 811-10463) as filed on or about August 8, 2001.

     (3) Bylaws of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(g) (1) Reinsurance Agreement between Jackson National Life Insurance Company of New York and RGA Reinsurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (2) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Transamerica Financial Life Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (3) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Security Life of Denver Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l)(1) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(l)(2) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-86933 and 811-09577).

(m)(1) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(m)(2) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

(1) Name and Principal                      (2) Positions and Offices
    Business Address                            with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                                   Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Senior Vice President &
1 Corporate Way                                   Treasurer
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President &
1 Corporate Way                                   Deputy General Counsel
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President &
1 Corporate Way                                   Controller
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President,
1 Corporate Way                                   Senior Counsel,
Lansing, MI 48951                                 Assistant Secretary,
                                                  Chief Compliance Officer,
                                                  Separate Accounts,
                                                  Chief Risk Officer & Director

Clifford S. Hale, M.D.                            Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President,
1 Corporate Way                                   Chief Financial Officer &
Lansing, MI 48951                                 Chairman of the Board

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President &
7601 Technology Way                               Chief Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive
1 Corporate Way                                   Officer
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer &
275 Grove St Building 2                           Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General
1 Corporate Way                                   Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President &
1 Corporate Way                                   Chief Information Officer
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                                 Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                   Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Company             State of Organization           Control/Ownership         Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


ITEM 29. INDEMNIFICATION

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for JNLNY Separate Account I, JNLNY Separate Account II, JNL Series Trust and JNLNY Variable Fund I LLC.

(b)


(1) Name and Principal          (2) Positions and Offices with Depositor
Business Address

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


(c)


                        Compensation on Events Occasioning
Name of Principal       the Deduction of a Deferred Sales      Brokerage           Other
Underwriter             Load                                   Commissions         Compensation
----------------------- -------------------------------------- ------------------- -------------------------

Jackson National Life   Not Applicable                         Not Applicable      Not Applicable
Distributors LLC

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

               Jackson National Life Insurance Company of New York 2900 Westchester Avenue
               Purchase, NY 10577

               Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
               1 Corporate Way
               Lansing, MI 48951

               Jackson National Life Insurance Company of New York Annuity Service Center
               7601 Technology Way
               Denver, CO 80237

               Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
               Chicago, IL  60606

ITEM 32. MANAGEMENT SERVICES

Not Applicable

ITEM 33. FEE REPRESENTATION

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 6th day of October, 2008.

JNLNY Separate Account IV
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                                October 6, 2008
Clark P. Manning, Jr.                                           Date
President and Chief Executive Officer

*THOMAS J. MEYER                                                October 6, 2008
Andrew B. Hopping,                                              Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                                October 6, 2008
Herbert G. May III                                              Date
Chief Administrative Officer and Director

*THOMAS J. MEYER                                                October 6, 2008
Thomas J. Meyer                                                 Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                                October 6, 2008
John H. Brown                                                   Date
Vice President and Director

*THOMAS J. MEYER                                                October 6, 2008
Marianne Clone                                                  Date
Vice President and Director

*THOMAS J. MEYER                                                October 6, 2008
Julia A. Goatley                                                Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                                October 6, 2008
Russell E. Peck                                                 Date
Vice President and Director

*THOMAS J. MEYER                                                October 6, 2008
Gregory B. Salsbury                                             Date
Vice President and Director

*THOMAS J. MEYER                                                October 6, 2008
Donald B. Henderson, Jr.                                        Date
Director

*THOMAS J. MEYER                                                October 6, 2008
David C. Porteous                                               Date
Director

*THOMAS J. MEYER                                                October 6, 2008
Donald T. DeCarlo                                               Date
Director

*THOMAS J. MEYER                                                October 6, 2008
Gary A. Torgow                                                  Date
Director

*THOMAS J. MEYER                                                October 6, 2008
John C. Colpean                                                 Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel, Director and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659
and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr.
Director

DAVID L. PORTEUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director



                                  EXHIBIT LIST

Exhibit No.     Description

k.   Opinion and Consent of Counsel, attached hereto as EX-k.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.